Right-of-use assets and lease liabilities - Right-of-use assets per category (Details) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		€ 180.1	€ 205.4
Right-of-use assets - Finance	[1]	164.8	118.5
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		158.2	177.0
Right-of-use assets - Finance		130.7	92.1
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		7.6	11.9
Right-of-use assets - Finance		0.0	0.0
Equipment
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		0.0	0.0
Right-of-use assets - Finance		34.1	26.4
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		11.0	8.7
Right-of-use assets - Finance		0.0	0.0
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		3.3	7.8
Right-of-use assets - Finance		€ 0.0	€ 0.0

[1]	Right-of-use assets - Finance includes amounts with related parties of €149.9 million and €107.6 million at December 31, 2020 and 2019, respectively.